Cash and Cash Equivalents and Bank Overdraft	12 Months Ended
Feb. 28, 2023
Cash and Cash Equivalents and Bank Overdraft [Abstract]
CASH AND CASH EQUIVALENTS AND BANK OVERDRAFT

13. CASH AND CASH EQUIVALENTS AND BANK OVERDRAFT

	As of February 28
Figures in Rand thousands	2023	2022

Cash on hand	398	2,175
Bank balances	318,630	717,935
Short-term deposits	646,762	11,638
Cash and cash equivalents in the consolidated statement of financial position	965,790	731,748
Bank overdrafts	(40)	(13,722)
Cash and cash equivalents in the consolidated statement of cash flows	965,750	718,026

Current assets	965,790	731,748
Current liabilities	(40)	(13,722)
	965,750	718,026

Information on cash flow management is included in Note 31.2 (b). Refer to Note 36 for information on the various facilities available to the Group.